DWS Tax-Exempt Portfolio Expense Example - DWS Tax Free Mony Fund Cl S [Member] - DWS Tax-Exempt Portfolio - DWS Tax-Free Money Fund Class S	Jul. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	158
Expense Example, with Redemption, 5 Years	278
Expense Example, with Redemption, 10 Years	$ 626